Capital and reserves - Summary of reserves and other equity interest (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	$ 100,404	$ 96,843	$ 98,387
Profit (loss) for the year	[1],[2]	9,578	3,468	172
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		(3,787)	1,771	362
Costs of hedging reclassified to the income statement			14	1
Costs of hedging (including reclassifications), Net of tax		(179)
Cash flow hedges and costs of hedging (including reclassifications)		(6)	396	(331)
Share of items relating to equity-accounted entities, net of tax	[2]	417	564	833
Other		7	(72)	(96)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		1,599	2,343	(1,757)
Costs of hedges that will subsequently be transferred to the balance sheet		(37)
Total comprehensive income	[1],[2]	7,598	8,484	(816)
Dividends	[1],[3]	(6,869)	(6,294)	(4,718)
Cash flow hedges transferred to the balance sheet, net of tax		26
Repurchase of ordinary share capital	[1]	(355)	(343)
Share-based payments, net of tax	[1]	703	687	2,991
Share of equity-accounted entities’ changes in equity, net of tax	[1]	14	215	106
Transactions involving non-controlling interests, net of tax	[1]	207	812	893
Equity outstanding, end of period	[1]	101,548	$ 100,404	$ 96,843
Abu Dhabi
Items that will not be reclassified to profit or loss
Proportion of ownership interest in concession			10.00%	10.00%
Total share capital and capital reserves
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	46,122	$ 46,122	$ 43,902
Items that will not be reclassified to profit or loss
Dividends		0	0	0
Repurchase of ordinary share capital		0	0
Share-based payments, net of tax	[1]	230		2,220
Equity outstanding, end of period	[1]	46,352	46,122	46,122
Share capital
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		5,343	5,284	5,049
Items that will not be reclassified to profit or loss
Dividends		49	72	137
Repurchase of ordinary share capital		(13)	(13)
Share-based payments, net of tax		23		98
Equity outstanding, end of period		5,402	5,343	5,284
Share premium account
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		12,147	12,219	10,234
Items that will not be reclassified to profit or loss
Dividends		(49)	(72)	(137)
Share-based payments, net of tax		207		2,122
Equity outstanding, end of period		12,305	12,147	12,219
Capital redemption reserve
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		1,426	1,413	1,413
Items that will not be reclassified to profit or loss
Repurchase of ordinary share capital		13	13
Equity outstanding, end of period		1,439	1,426	1,413
Merger reserve
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		27,206	27,206	27,206
Items that will not be reclassified to profit or loss
Equity outstanding, end of period		27,206	27,206	27,206
Treasury shares
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(16,958)	(18,443)	(19,964)
Items that will not be reclassified to profit or loss
Share-based payments, net of tax	[1]	1,191	1,485	1,521
Equity outstanding, end of period	[1]	(15,767)	(16,958)	(18,443)
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(5,156)	(6,878)	(7,267)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		(3,746)	1,722	389
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	(3,746)	1,722	389
Equity outstanding, end of period	[1]	(8,902)	(5,156)	(6,878)
Available- for-sale investments
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		17	3	2
Items that may be reclassified subsequently to profit or loss
Costs of hedging reclassified to the income statement			14	1
Items that will not be reclassified to profit or loss
Total comprehensive income			14	1
Equity outstanding, end of period		0	17	3
Cash flow hedges
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(760)	(1,156)	(825)
Items that may be reclassified subsequently to profit or loss
Costs of hedging (including reclassifications), Net of tax		(6)
Cash flow hedges and costs of hedging (including reclassifications)			396	(331)
Items that will not be reclassified to profit or loss
Costs of hedges that will subsequently be transferred to the balance sheet		(37)
Total comprehensive income		(43)	396	(331)
Cash flow hedges transferred to the balance sheet, net of tax		26
Equity outstanding, end of period		(777)	(760)	(1,156)
Costs of hedging
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		0	0	0
Items that may be reclassified subsequently to profit or loss
Costs of hedging (including reclassifications), Net of tax		(173)
Items that will not be reclassified to profit or loss
Total comprehensive income		(173)
Equity outstanding, end of period		(210)	0	0
Total fair value reserves
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(743)	(1,153)	(823)
Items that may be reclassified subsequently to profit or loss
Costs of hedging reclassified to the income statement			14	1
Costs of hedging (including reclassifications), Net of tax		(179)
Cash flow hedges and costs of hedging (including reclassifications)			396	(331)
Items that will not be reclassified to profit or loss
Costs of hedges that will subsequently be transferred to the balance sheet		(37)
Total comprehensive income	[1]	(216)	410	(330)
Cash flow hedges transferred to the balance sheet, net of tax		26
Equity outstanding, end of period	[1]	(987)	(743)	(1,153)
Profit and loss account
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	75,226	75,638	81,368
Profit (loss) for the year	[1]	9,383	3,389	115
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)			(3)
Share of items relating to equity-accounted entities, net of tax		417	564	833
Other		7	(72)	(96)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		1,599	2,343	(1,757)
Total comprehensive income	[1]	11,406	6,221	(905)
Dividends	[1],[3]	(6,699)	(6,153)	(4,611)
Repurchase of ordinary share capital	[1]	(355)	(343)
Share-based payments, net of tax	[1]	(718)	(798)	(750)
Share of equity-accounted entities’ changes in equity, net of tax	[1]	14	215	106
Transactions involving non-controlling interests, net of tax	[1]	0	446	430
Equity outstanding, end of period	[1]	78,748	75,226	75,638
BP shareholders’ equity
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	98,491	95,286	97,216
Profit (loss) for the year	[1]	9,383	3,389	115
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		(3,746)	1,719	389
Costs of hedging reclassified to the income statement			14	1
Costs of hedging (including reclassifications), Net of tax		(179)
Cash flow hedges and costs of hedging (including reclassifications)			396	(331)
Share of items relating to equity-accounted entities, net of tax		417	564	833
Other		7	(72)	(96)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		1,599	2,343	(1,757)
Costs of hedges that will subsequently be transferred to the balance sheet		(37)
Total comprehensive income	[1]	7,444	8,353	(846)
Dividends	[1],[3]	(6,699)	(6,153)	(4,611)
Cash flow hedges transferred to the balance sheet, net of tax		26
Repurchase of ordinary share capital	[1]	(355)	(343)
Share-based payments, net of tax	[1]	703	687	2,991
Share of equity-accounted entities’ changes in equity, net of tax	[1]	14	215	106
Transactions involving non-controlling interests, net of tax	[1]	0	446	430
Equity outstanding, end of period	[1]	99,444	98,491	95,286
Non- controlling interests
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	1,913	1,557	1,171
Profit (loss) for the year	[1]	195	79	57
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		(41)	52	(27)
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	154	131	30
Dividends	[1],[3]	(170)	(141)	(107)
Transactions involving non-controlling interests, net of tax	[1]	207	366	463
Equity outstanding, end of period	[1]	$ 2,104	1,913	$ 1,557
IPO | BP Midstream Partners LP
Items that will not be reclassified to profit or loss
Proceeds form issuance of equity			$ 811

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.
[3]	See Note 10 for further information.